Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2021
Registrant Name	dei_EntityRegistrantName	AB SUSTAINABLE INTERNATIONAL THEMATIC FUND, INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0000920701
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2021
Document Effective Date	dei_DocumentEffectiveDate	Oct. 29, 2021
Prospectus Date	rr_ProspectusDate	Oct. 29, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A